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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund, for the quarter ended January 31, 2009. These series have October 31 fiscal year end.

Date of reporting period: January 31, 2009

Item 1 – Schedule of Investments

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 93.1%
CONSUMER STAPLES 2.0%
Food & Staples Retailing 2.0%
CVS Caremark Corp.	118,791	$3,193,102

HEALTH CARE 89.8%
Biotechnology 26.7%
Alexion Pharmaceuticals, Inc. *	65,317	2,408,238
Amgen, Inc. *	72,492	3,976,186
Antisoma plc *	1,569,832	634,091
Biogen Idec, Inc. *	45,278	2,202,775
BioMarin Pharmaceutical, Inc. * Þ	116,418	2,242,211
Celgene Corp. *	44,416	2,351,827
Cephalon, Inc. * Þ	37,471	2,892,012
Cepheid *	95,385	709,664
Gen-Probe, Inc. *	48,275	2,173,340
Genentech, Inc. *	39,258	3,189,320
Genzyme Corp. *	47,612	3,281,419
Gilead Sciences, Inc. * Þ	103,408	5,250,024
Incyte Corp. * Þ	195,153	571,798
Novavax, Inc. *	301,237	478,967
Onyx Pharmaceuticals, Inc. *	90,032	2,739,674
Orchid Cellmark, Inc. *	210,518	111,953
OSI Pharmaceuticals, Inc. *	41,066	1,461,950
Theratechnologies, Inc. *	697,477	785,174
United Therapeutics Corp. *	25,280	1,717,776
Vertex Pharmaceuticals, Inc. * Þ	113,148	3,739,541

		42,917,940

Health Care Equipment & Supplies 18.0%
Abiomed, Inc. * Þ	98,641	1,330,667
Alcon, Inc.	19,340	1,656,278
Baxter International, Inc.	44,942	2,635,848
Becton, Dickinson & Co.	23,033	1,673,808
Covidien, Ltd.	73,555	2,820,099
Fresenius SE	34,202	1,687,293
Hologic, Inc. * Þ	128,981	1,520,686
Medtronic, Inc.	61,369	2,055,248
NMT Medical, Inc. *	180,740	180,740
NuVasive, Inc. *	51,540	1,924,504
ResMed, Inc. * Þ	79,481	3,171,292
St. Jude Medical, Inc. *	98,834	3,594,592
Thoratec Corp. *	68,893	1,995,830
Zimmer Holdings, Inc. *	44,263	1,611,173
Zoll Medical Corp. *	69,417	1,111,366

		28,969,424

Health Care Providers & Services 6.4%
Cardinal Health, Inc.	35,992	1,355,099
Emeritus Corp. *	19,476	161,066
Fresenius Medical Care AG & Co. KGaA	50,241	2,254,702
McKesson Corp.	54,183	2,394,889
Medco Health Solutions, Inc. *	51,703	2,323,016

1

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Medipattern Corp. * +	474,387	$180,572
Psychiatric Solutions, Inc. *	62,711	1,630,486

		10,299,830

Health Care Technology 1.2%
Cerner Corp. * Þ	55,705	1,878,373

Life Sciences Tools & Services 11.2%
AMAG Pharmaceuticals, Inc. * Þ	72,643	2,560,666
Covance, Inc. *	37,960	1,465,256
Enzo Biochem, Inc. *	223,075	1,090,837
Life Technologies Corp. *	116,715	2,971,564
Pharmaceutical Product Development, Inc.	74,443	1,778,443
Qiagen NV * Þ	96,175	1,649,401
Sequenom, Inc. * Þ	164,684	3,649,398
Thermo Fisher Scientific, Inc. *	80,210	2,881,945

		18,047,510

Pharmaceuticals 26.3%
Abbott Laboratories	67,903	3,764,542
Allergan, Inc.	40,552	1,545,842
Auxilium Pharmaceuticals, Inc. * Þ	121,498	3,712,979
Bayer AG	90,664	4,839,592
Biodel, Inc. * Þ	83,798	370,387
Bristol-Myers Squibb Co.	158,216	3,387,405
Chugai Pharmaceutical Co., Ltd.	125,300	2,393,120
Eurand NV *	144,857	1,738,284
Forest Laboratories, Inc. *	93,414	2,339,087
Ipsen	47,837	1,875,116
Johnson & Johnson	31,917	1,841,292
Merck & Co., Inc.	110,444	3,153,176
Pfizer, Inc.	137,919	2,010,859
Roche Holding AG	15,117	2,126,735
Schering-Plough Corp.	130,265	2,287,453
Shire, Ltd., ADS	56,192	2,453,905
Spectrum Pharmaceuticals, Inc. *	245,520	353,549
Teva Pharmaceutical Industries, Ltd., ADR Þ	49,163	2,037,806

		42,231,129

MATERIALS 1.3%
Chemicals 1.3%
Monsanto Co. Þ	27,089	2,060,389

Total Common Stocks (cost $164,760,207)		149,597,697

2

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Shares	Value

RIGHTS 0.0%
HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Valera Pharmaceuticals, Inc. * + ☐ (cost $0)	410,964	$0

WARRANTS 0.0%
HEALTH CARE 0.0%
Biotechnology 0.0%
Novavax, Inc., Expiring 07/13/2031 * + ☐ (cost $0)	158,377	0

SHORT-TERM INVESTMENTS 21.6%
MUTUAL FUND SHARES 21.6%
BGI Prime Money Market Fund, Premium Shares, 0.52% ÞÞ q	2,668,265	2,668,265
BlackRock Liquidity TempFund, Institutional Class, 1.30% ÞÞ q	2,697,752	2,697,752
Evergreen Institutional Money Market Fund, Class I, 0.84% ÞÞ q ø	22,401,045	22,401,045
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.61% q ø	4,314,025	4,314,025
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.57% ÞÞ q	2,618,974	2,618,974

Total Short-Term Investments (cost $34,700,061)		34,700,061

Total Investments (cost $199,460,268) 114.7%		184,297,758
Other Assets and Liabilities (14.7%)		(23,611,415)

Net Assets 100.0%		$160,686,343

*	Non-income producing security
Þ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $200,199,710. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,938,135 and $31,840,087, respectively, with a net unrealized depreciation of $15,901,952.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

3

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$184,297,758
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$184,297,758

4

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 79.5%
ENERGY 7.0%
Oil, Gas & Consumable Fuels 7.0%
El Paso Corp.	750,000	$6,135,000
Genesis Energy, LP	200,000	2,168,000
Kodiak Oil & Gas Corp. * ρ	1,081,700	367,778
Southwestern Energy Co. * ρ	350,000	11,077,500
Williams Cos.	650,000	9,197,500

		28,945,778

FINANCIALS 3.1%
Commercial Banks 0.3%
National City Corp.	82,000	1,302,365

Consumer Finance 2.4%
Visa, Inc., Class A ρ	200,000	9,870,000

Real Estate Investment Trusts (REITs) 0.4%
Chimera Investment Corp.	200,000	660,000
Medical Properties Trust, Inc.	150,000	682,500

		1,342,500

INFORMATION TECHNOLOGY 0.0%
Communications Equipment 0.0%
Neutral Tandem, Inc. *	3,000	47,520

TELECOMMUNICATION SERVICES 12.8%
Diversified Telecommunication Services 11.4%
AT&T, Inc.	150,000	3,693,000
BCE, Inc.	175,100	3,582,546
Chunghwa Telecom Co., Ltd., ADR	725,766	10,915,521
D&E Communications, Inc.	100,000	699,000
Deutsche Telekom AG	400,000	4,835,099
Shenandoah Telecommunications Co. +	518,072	12,630,595
Tele2 AB	1	8
Telstra Corp., Ltd.	1,500,000	3,591,031
TELUS Corp.	173,000	4,870,200
Verizon Communications, Inc.	50,000	1,493,500
Windstream Corp.	100,000	868,000

		47,178,500

Wireless Telecommunication Services 1.4%
Centennial Communications Corp. *	700,000	5,726,000

UTILITIES 56.6%
Electric Utilities 32.2%
Allegheny Energy, Inc.	100,000	3,324,000
DPL, Inc.	300,000	6,465,000
E.ON AG, ADR	65,000	2,081,950
Edison International	150,000	4,885,500
El Paso Electric Co. *	110,000	1,819,400
Enel SpA	2,000,000	11,211,494
Entergy Corp.	30,000	2,290,800
FirstEnergy Corp.	250,000	12,497,500
Fortum Oyj	50,000	976,226
FPL Group, Inc. ρ	200,000	10,310,000

1

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
ITC Holdings Corp.	155,000	$6,506,900
Maine & Maritimes Corp. *	14,730	584,045
Northeast Utilities	567,800	13,513,640
NRG Energy, Inc. *	100,000	2,336,000
Pepco Holdings, Inc.	1,000,000	17,810,000
Progress Energy, Inc.	364,700	14,121,184
Red Electrica de Espana SA	50,000	2,057,737
Southern Co.	272,500	9,115,125
TERNA SpA	500,000	1,519,163
Unitil Corp.	50,000	1,010,500
Westar Energy, Inc.	400,000	8,032,000

		132,468,164

Gas Utilities 2.9%
Equitable Resources, Inc.	350,000	11,980,500

Independent Power Producers & Energy Traders 1.9%
Canadian Hydro Developers, Inc.	100,000	274,549
Constellation Energy Group, Inc.	200,000	5,260,000
Ormat Technologies, Inc.	75,000	2,324,250

		7,858,799

Multi-Utilities 17.3%
CenterPoint Energy, Inc.	225,000	3,010,500
CMS Energy Corp. ρ	1,900,000	22,325,000
Dominion Resources, Inc.	302,500	10,641,950
Florida Public Utilities Co.	25,000	259,125
National Grid Transco plc, ADR ρ	165,000	7,698,900
PNM Resources, Inc.	50,000	502,000
Public Service Enterprise Group, Inc.	130,100	4,107,257
Sempra Energy ρ	275,000	12,056,000
Suez Environnement SA *	138,750	2,217,507
Wisconsin Energy Corp.	190,000	8,470,200

		71,288,439

Water Utilities 2.3%
American Water Works Co., Inc.	217,500	4,606,650
Aqua America, Inc. ρ	160,000	3,318,400
Pennichuck Corp. +	50,000	874,500
Severn Trent plc	50,000	786,214

		9,585,764

Total Common Stocks (cost $343,394,717)		327,594,329

PREFERRED STOCKS 9.0%
FINANCIALS 0.1%
Commercial Banks 0.1%
National City Capital Trust IV, 8.00%	2,200	42,295
SunTrust Capital IX, 7.875%	14,400	310,320

		352,615

2

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Shares	Value

PREFERRED STOCKS continued
UTILITIES 8.9%
Electric Utilities 7.7%
Alabama Power Co., 6.45%	23,000	$471,500
Carolina Power & Light Co., 5.00%	2,000	124,188
Central Illinois Public Service Co., 4.92%	11,000	891,000
Connecticut Light & Power, Ser. 54E, 2.06%	3,925	121,062
Consolidated Edison, Inc., Ser. A, 5.00%	20,650	1,833,513
Entergy Arkansas, Inc., Ser. 1965, 4.56%	1,673	111,098
Entergy New Orleans, Inc., 4.75%	400	27,868
Georgia Power Co., Ser. 2008-C, 8.20%	325,000	9,043,125
Interstate Power & Light Co., Ser. B, 8.375%	420,000	11,240,250
Interstate Power & Light Co., Ser. C, 7.10%	200,000	5,012,500
Pacific Gas & Electric Co., Ser. I, 4.36%	31,400	624,703
Public Service Company of New Mexico , Ser. 1965, 4.58%	18,000	1,161,563
Southern California Edison Co., Ser. B, 4.08%	1,200	22,890
Union Electric Co., 4.56%	9,600	624,000
Union Electric Co., Ser. 1969, 4.00%	6,300	352,800

		31,662,060

Independent Power Producers & Energy Traders 1.2%
Constellation Energy Group, Inc., Ser. A, 8.625%	231,786	4,971,810

Total Preferred Stocks (cost $33,829,638)		36,986,485

	Principal Amount	Value

CONVERTIBLE DEBENTURES 1.2%
ENERGY 1.2%
Oil, Gas & Consumable Fuels 1.2%
McMoRan Exploration Co., 5.25%, 10/06/2011 144A +	$5,000,000	4,218,750
Peabody Energy Corp., 4.75%, 12/15/2066	1,000,000	688,750

Total Convertible Debentures (cost $6,668,750)		4,907,500

CORPORATE BONDS 0.3%
UTILITIES 0.3%
Electric Utilities 0.3%
Entergy Texas, Inc., 7.125%, 02/01/2019 (cost $1,290,822)	1,300,000	1,269,288

	Shares	Value

SHORT-TERM INVESTMENTS 15.8%
MUTUAL FUND SHARES 15.8%
BGI Prime Money Market Fund, Premium Shares, 0.52% q ρρ	2,737,351	2,737,351
BlackRock Liquidity TempFund, Institutional Class, 1.30% q ρρ	2,767,602	2,767,602
Evergreen Institutional Money Market Fund, Class I, 0.84% q ø ρρ	57,169,111	57,169,111
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.57% q ρρ	2,686,784	2,686,784

Total Short-Term Investments (cost $65,360,848)		65,360,848

3

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
Value

Total Investments (cost $450,544,775) 105.8%	$436,118,450
Other Assets and Liabilities (5.8%)	(23,973,826)

Net Assets 100.0%	$412,144,624

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $451,902,672. The gross unrealized appreciation and depreciation on securities based on tax cost was $32,017,787 and $47,802,009, respectively, with a net unrealized depreciation of $15,784,222.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

4

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$397,825,942
Level 2 – Other Significant Observable Inputs	38,292,508
Level 3 – Significant Unobservable Inputs	0

Total	$436,118,450

5

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

By:
Jeremy DePalma
Principal Financial Officer

Date: April 1, 2009